UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
 811-06324
Delaware Group® Global & International Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Nomura Emerging Markets Fund
(formerly, Macquarie Emerging Markets Fund)
Class A : DEMAX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Emerging Markets Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$190	1.42%
Management's discussion of Fund performance
Performance highlights
Nomura Emerging Markets Fund (Class A) returned 66.91% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 29.51% and 30.29%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by demand for semiconductors (memory and leading-edge) used in artificial intelligence (AI) and computing servers. Key contributors to performance included SK Hynix Inc.
The Fund also benefited from its exposure to South Korean industrial company SK Square Co. Ltd. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc. and rising investor optimism about President Lee Jae-Myung’s efforts to improve corporate governance.
At the country level, the Fund's overweight to South Korea contributed to performance, along with an underweight to India.
Top detractors from performance:
Some of the Fund’s sector positioning detracted from relative performance. The Fund was underweight to materials, notably precious metal firms, while overweight to energy. Within energy, India’s conglomerate Reliance Industries Ltd. underperformed due to macroeconomic pressure in refining margins and moderating growth in its retail segment.
Stock selection within communication services also detracted from performance, driven by South Korean telecommunications provider SK Telecom Co. Ltd., due to slower-than-expected 5G monetization.
At the country level, an underweight to South Africa was the largest drag on relative performance due to the strong performance of gold miners, which the Fund did not own.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Emerging Markets Fund (Class A) – including sales charge	57.30%	8.43%	11.09%
Nomura Emerging Markets Fund (Class A) – excluding sales charge	66.91%	9.72%	11.75%
MSCI Emerging Markets Index (net)	29.51%	5.06%	7.85%
MSCI Emerging Markets Index (gross)	30.29%	5.54%	8.30%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance for the current period reflects notable contributions from a select number of portfolio holdings that may operate in similar or related end markets where favorable industry dynamics have recently contributed to outperformance. Investors should note that these market conditions may not persist. Accordingly, past performance is not indicative of future results.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$7,976,008,414
Total number of portfolio holdings*	118
Total advisory fees paid (during reporting period)	$60,443,708
Portfolio turnover rate	5%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation
South Korea	43.96%
Taiwan	17.89%
China	13.43%
India	10.59%
Brazil	5.16%
Mexico	3.31%
United States	1.28%
Peru	1.22%
Türkiye	0.96%
Indonesia	0.89%

Sector allocation*
Information Technology	39.34%
Industrials	23.57%
Energy	8.46%
Communication Services	7.27%
Consumer Discretionary	7.23%
Financials	4.90%
Consumer Staples	3.85%
Materials	3.23%
Healthcare	1.84%
Utilities	0.47%
Real Estate	0.37%

Top 10 equity holdings
SK Square	17.86%
Taiwan Semiconductor Manufacturing	14.96%
SK hynix	14.01%
Reliance Industries	4.61%
Samsung Electronics	4.46%
Samsung C&T	3.87%
Alibaba Group Holding ADR	3.83%
Tencent Holdings	2.64%
MediaTek	2.17%
Reliance Industries GDR	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5084301)
TSAR-DEMAX-0126

Nomura Emerging Markets Fund
(formerly, Macquarie Emerging Markets Fund)
Class C : DEMCX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Emerging Markets Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$288	2.17%
Management's discussion of Fund performance
Performance highlights
Nomura Emerging Markets Fund (Class C) returned 65.59% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 29.51% and 30.29%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by demand for semiconductors (memory and leading-edge) used in artificial intelligence (AI) and computing servers. Key contributors to performance included SK Hynix Inc.
The Fund also benefited from its exposure to South Korean industrial company SK Square Co. Ltd. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc. and rising investor optimism about President Lee Jae-Myung’s efforts to improve corporate governance.
At the country level, the Fund's overweight to South Korea contributed to performance, along with an underweight to India.
Top detractors from performance:
Some of the Fund’s sector positioning detracted from relative performance. The Fund was underweight to materials, notably precious metal firms, while overweight to energy. Within energy, India’s conglomerate Reliance Industries Ltd. underperformed due to macroeconomic pressure in refining margins and moderating growth in its retail segment.
Stock selection within communication services also detracted from performance, driven by South Korean telecommunications provider SK Telecom Co. Ltd., due to slower-than-expected 5G monetization.
At the country level, an underweight to South Africa was the largest drag on relative performance due to the strong performance of gold miners, which the Fund did not own.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Emerging Markets Fund (Class C) – including sales charge	64.59%	8.90%	10.91%
Nomura Emerging Markets Fund (Class C) – excluding sales charge	65.59%	8.90%	10.91%
MSCI Emerging Markets Index (net)	29.51%	5.06%	7.85%
MSCI Emerging Markets Index (gross)	30.29%	5.54%	8.30%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance for the current period reflects notable contributions from a select number of portfolio holdings that may operate in similar or related end markets where favorable industry dynamics have recently contributed to outperformance. Investors should note that these market conditions may not persist. Accordingly, past performance is not indicative of future results.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$7,976,008,414
Total number of portfolio holdings*	118
Total advisory fees paid (during reporting period)	$60,443,708
Portfolio turnover rate	5%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation
South Korea	43.96%
Taiwan	17.89%
China	13.43%
India	10.59%
Brazil	5.16%
Mexico	3.31%
United States	1.28%
Peru	1.22%
Türkiye	0.96%
Indonesia	0.89%

Sector allocation*
Information Technology	39.34%
Industrials	23.57%
Energy	8.46%
Communication Services	7.27%
Consumer Discretionary	7.23%
Financials	4.90%
Consumer Staples	3.85%
Materials	3.23%
Healthcare	1.84%
Utilities	0.47%
Real Estate	0.37%

Top 10 equity holdings
SK Square	17.86%
Taiwan Semiconductor Manufacturing	14.96%
SK hynix	14.01%
Reliance Industries	4.61%
Samsung Electronics	4.46%
Samsung C&T	3.87%
Alibaba Group Holding ADR	3.83%
Tencent Holdings	2.64%
MediaTek	2.17%
Reliance Industries GDR	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5084301)
TSAR-DEMCX-0126

Nomura Emerging Markets Fund
(formerly, Macquarie Emerging Markets Fund)
Class R : DEMRX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Emerging Markets Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$222	1.67%
Management's discussion of Fund performance
Performance highlights
Nomura Emerging Markets Fund (Class R) returned 66.43% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 29.51% and 30.29%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by demand for semiconductors (memory and leading-edge) used in artificial intelligence (AI) and computing servers. Key contributors to performance included SK Hynix Inc.
The Fund also benefited from its exposure to South Korean industrial company SK Square Co. Ltd. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc. and rising investor optimism about President Lee Jae-Myung’s efforts to improve corporate governance.
At the country level, the Fund's overweight to South Korea contributed to performance, along with an underweight to India.
Top detractors from performance:
Some of the Fund’s sector positioning detracted from relative performance. The Fund was underweight to materials, notably precious metal firms, while overweight to energy. Within energy, India’s conglomerate Reliance Industries Ltd. underperformed due to macroeconomic pressure in refining margins and moderating growth in its retail segment.
Stock selection within communication services also detracted from performance, driven by South Korean telecommunications provider SK Telecom Co. Ltd., due to slower-than-expected 5G monetization.
At the country level, an underweight to South Africa was the largest drag on relative performance due to the strong performance of gold miners, which the Fund did not own.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Emerging Markets Fund (Class R) – including sales charge	66.43%	9.45%	11.47%
Nomura Emerging Markets Fund (Class R) – excluding sales charge	66.43%	9.45%	11.47%
MSCI Emerging Markets Index (net)	29.51%	5.06%	7.85%
MSCI Emerging Markets Index (gross)	30.29%	5.54%	8.30%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance for the current period reflects notable contributions from a select number of portfolio holdings that may operate in similar or related end markets where favorable industry dynamics have recently contributed to outperformance. Investors should note that these market conditions may not persist. Accordingly, past performance is not indicative of future results.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$7,976,008,414
Total number of portfolio holdings*	118
Total advisory fees paid (during reporting period)	$60,443,708
Portfolio turnover rate	5%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation
South Korea	43.96%
Taiwan	17.89%
China	13.43%
India	10.59%
Brazil	5.16%
Mexico	3.31%
United States	1.28%
Peru	1.22%
Türkiye	0.96%
Indonesia	0.89%

Sector allocation*
Information Technology	39.34%
Industrials	23.57%
Energy	8.46%
Communication Services	7.27%
Consumer Discretionary	7.23%
Financials	4.90%
Consumer Staples	3.85%
Materials	3.23%
Healthcare	1.84%
Utilities	0.47%
Real Estate	0.37%

Top 10 equity holdings
SK Square	17.86%
Taiwan Semiconductor Manufacturing	14.96%
SK hynix	14.01%
Reliance Industries	4.61%
Samsung Electronics	4.46%
Samsung C&T	3.87%
Alibaba Group Holding ADR	3.83%
Tencent Holdings	2.64%
MediaTek	2.17%
Reliance Industries GDR	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5084301)
TSAR-DEMRX-0126

Nomura Emerging Markets Fund
(formerly, Macquarie Emerging Markets Fund)
Institutional Class : DEMIX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Emerging Markets Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$156	1.17%
Management's discussion of Fund performance
Performance highlights
Nomura Emerging Markets Fund (Institutional Class) returned 67.29% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 29.51% and 30.29%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by demand for semiconductors (memory and leading-edge) used in artificial intelligence (AI) and computing servers. Key contributors to performance included SK Hynix Inc.
The Fund also benefited from its exposure to South Korean industrial company SK Square Co. Ltd. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc. and rising investor optimism about President Lee Jae-Myung’s efforts to improve corporate governance.
At the country level, the Fund's overweight to South Korea contributed to performance, along with an underweight to India.
Top detractors from performance:
Some of the Fund’s sector positioning detracted from relative performance. The Fund was underweight to materials, notably precious metal firms, while overweight to energy. Within energy, India’s conglomerate Reliance Industries Ltd. underperformed due to macroeconomic pressure in refining margins and moderating growth in its retail segment.
Stock selection within communication services also detracted from performance, driven by South Korean telecommunications provider SK Telecom Co. Ltd., due to slower-than-expected 5G monetization.
At the country level, an underweight to South Africa was the largest drag on relative performance due to the strong performance of gold miners, which the Fund did not own.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Emerging Markets Fund (Institutional Class) – including sales charge	67.29%	10.00%	12.03%
Nomura Emerging Markets Fund (Institutional Class) – excluding sales charge	67.29%	10.00%	12.03%
MSCI Emerging Markets Index (net)	29.51%	5.06%	7.85%
MSCI Emerging Markets Index (gross)	30.29%	5.54%	8.30%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance for the current period reflects notable contributions from a select number of portfolio holdings that may operate in similar or related end markets where favorable industry dynamics have recently contributed to outperformance. Investors should note that these market conditions may not persist. Accordingly, past performance is not indicative of future results.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$7,976,008,414
Total number of portfolio holdings*	118
Total advisory fees paid (during reporting period)	$60,443,708
Portfolio turnover rate	5%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation
South Korea	43.96%
Taiwan	17.89%
China	13.43%
India	10.59%
Brazil	5.16%
Mexico	3.31%
United States	1.28%
Peru	1.22%
Türkiye	0.96%
Indonesia	0.89%

Sector allocation*
Information Technology	39.34%
Industrials	23.57%
Energy	8.46%
Communication Services	7.27%
Consumer Discretionary	7.23%
Financials	4.90%
Consumer Staples	3.85%
Materials	3.23%
Healthcare	1.84%
Utilities	0.47%
Real Estate	0.37%

Top 10 equity holdings
SK Square	17.86%
Taiwan Semiconductor Manufacturing	14.96%
SK hynix	14.01%
Reliance Industries	4.61%
Samsung Electronics	4.46%
Samsung C&T	3.87%
Alibaba Group Holding ADR	3.83%
Tencent Holdings	2.64%
MediaTek	2.17%
Reliance Industries GDR	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5084301)
TSAR-DEMIX-0126

Nomura Emerging Markets Fund
(formerly, Macquarie Emerging Markets Fund)
Class R6 : DEMZX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Emerging Markets Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$142	1.06%
Management's discussion of Fund performance
Performance highlights
Nomura Emerging Markets Fund (Class R6) returned 67.42% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 29.51% and 30.29%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by demand for semiconductors (memory and leading-edge) used in artificial intelligence (AI) and computing servers. Key contributors to performance included SK Hynix Inc.
The Fund also benefited from its exposure to South Korean industrial company SK Square Co. Ltd. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc. and rising investor optimism about President Lee Jae-Myung’s efforts to improve corporate governance.
At the country level, the Fund's overweight to South Korea contributed to performance, along with an underweight to India.
Top detractors from performance:
Some of the Fund’s sector positioning detracted from relative performance. The Fund was underweight to materials, notably precious metal firms, while overweight to energy. Within energy, India’s conglomerate Reliance Industries Ltd. underperformed due to macroeconomic pressure in refining margins and moderating growth in its retail segment.
Stock selection within communication services also detracted from performance, driven by South Korean telecommunications provider SK Telecom Co. Ltd., due to slower-than-expected 5G monetization.
At the country level, an underweight to South Africa was the largest drag on relative performance due to the strong performance of gold miners, which the Fund did not own.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	Since inception (5/2/16)
Nomura Emerging Markets Fund (Class R6) – including sales charge	67.42%	10.11%	12.10%
Nomura Emerging Markets Fund (Class R6) – excluding sales charge	67.42%	10.11%	12.10%
MSCI Emerging Markets Index (net)	29.51%	5.06%	7.83%
MSCI Emerging Markets Index (gross)	30.29%	5.54%	8.28%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance for the current period reflects notable contributions from a select number of portfolio holdings that may operate in similar or related end markets where favorable industry dynamics have recently contributed to outperformance. Investors should note that these market conditions may not persist. Accordingly, past performance is not indicative of future results.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$7,976,008,414
Total number of portfolio holdings*	118
Total advisory fees paid (during reporting period)	$60,443,708
Portfolio turnover rate	5%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation
South Korea	43.96%
Taiwan	17.89%
China	13.43%
India	10.59%
Brazil	5.16%
Mexico	3.31%
United States	1.28%
Peru	1.22%
Türkiye	0.96%
Indonesia	0.89%

Sector allocation*
Information Technology	39.34%
Industrials	23.57%
Energy	8.46%
Communication Services	7.27%
Consumer Discretionary	7.23%
Financials	4.90%
Consumer Staples	3.85%
Materials	3.23%
Healthcare	1.84%
Utilities	0.47%
Real Estate	0.37%

Top 10 equity holdings
SK Square	17.86%
Taiwan Semiconductor Manufacturing	14.96%
SK hynix	14.01%
Reliance Industries	4.61%
Samsung Electronics	4.46%
Samsung C&T	3.87%
Alibaba Group Holding ADR	3.83%
Tencent Holdings	2.64%
MediaTek	2.17%
Reliance Industries GDR	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective April 1, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 1.06% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5084301)
TSAR-DEMZX-0126

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Nomura Funds Internet Web site at https://global.nomuraassetmanagement.com/about/business-ethics. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $130,000 for 2025 and $35,000 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $1,374,878 for 2024. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $38,500 for 2025 and $6,865 for 2024. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Nomura Funds.

Service	Range of Fees

Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees

Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $16,391,075 for 2025 and $9,688,403 for 2024.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Global / international equity mutual fund
Nomura Emerging Markets Fund
(formerly, Macquarie Emerging Markets Fund)
Financial statements and other information
For the year ended November 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Emerging Markets Fund	November 30, 2025
	Number of shares	Value (US $)
Common Stocks — 99.61%Δ
Argentina — 0.62%
Cablevision Holding GDR	443,972	$ 2,283,125
Cresud ADR	1,643,789	19,610,404
Grupo Clarin GDR Class B 144A #, †	131,213	460,183
IRSA Inversiones y Representaciones ADR	1,751,835	27,065,847
		49,419,559
Australia — 0.03%
Woodside Energy Group ADR	137,332	2,246,752
		2,246,752
Bahrain — 0.04%
Aluminium Bahrain GDR 144A #	221,400	3,141,887
		3,141,887
Brazil — 5.09%
Ambev ADR	21,000,000	53,340,000
Auren Energia	350,225	807,679
Axia Energia ADR	989,541	11,627,107
Banco Bradesco ADR	16,200,000	59,940,000
Banco Santander Brasil ADR	2,900,000	18,676,000
Embraer ADR	420,704	26,386,555
Itau Unibanco Holding ADR	6,547,682	51,071,919
MBRF Global Foods Company ADR	4,192,735	15,303,483
Petroleo Brasileiro ADR	8,500,000	102,755,000
Rumo	1,905,351	6,028,903
Sitios Latinoamerica †	1,369,199	335,922
Telefonica Brasil ADR	1,546,453	20,444,109
TIM ADR	970,000	22,775,600
Vale ADR	1,000,000	12,610,000
XP Class A	211,715	4,172,902
		406,275,179
Chile — 0.50%
Cia Cervecerias Unidas ADR	410,528	5,492,865
Sociedad Quimica y Minera de Chile ADR †	530,000	34,089,600
		39,582,465
China — 13.43%
Alibaba Group Holding ADR	1,940,000	305,162,000
Baidu ADR †	845,000	98,772,050
BeOne Medicines Class H †	1,615,700	42,500,672
China Petroleum and Chemical Class H	30,000,000	16,992,801
DiDi Global ADR †	1,278,300	6,838,905
Guangshen Railway Class H	11,000,000	3,094,154

Schedule of investments
Nomura Emerging Markets Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
iQIYI ADR †	1,450,000	$ 3,175,500
JD.com ADR	1,350,000	40,270,500
Kunlun Energy	21,000,000	20,040,716
Meituan Class B 144A #, †	500,000	6,582,623
New Oriental Education & Technology Group ADR	380,000	19,433,200
PDD Holdings ADR †	730,000	84,738,400
PetroChina Class H	18,000,000	20,067,689
Sohu.com ADR <<, †	2,219,642	34,226,880
TAL Education Group ADR †	4,313,912	47,453,032
Tencent Holdings	2,684,000	210,806,548
Tencent Music Entertainment Group ADR	950,000	17,527,500
Tianjin Development Holdings	15,885,550	5,100,907
Tingyi Cayman Islands Holding	1,994,000	3,055,418
Trip.com Group ADR	582,400	40,721,408
Uni-President China Holdings	28,305,000	30,102,226
Weibo ADR	1,450,000	14,413,000
		1,071,076,129
India — 10.59%
Aurobindo Pharma	1,500,000	20,571,285
BSE	1,500,000	48,672,126
Glenmark Pharmaceuticals	1,167,988	25,413,100
HCL Technologies	1,300,000	23,605,579
Infosys	2,000,000	34,883,032
Jio Financial Services	2,534,900	8,677,564
Lupin	2,500,000	58,196,149
Reliance Industries	21,000,000	368,009,167
Reliance Industries GDR 144A #	2,340,879	165,266,057
Tata Chemicals	1,866,909	16,705,598
Tata Consultancy Services	680,000	23,851,980
Tata Consumer Products	2,128,276	27,895,590
United Breweries	1,000,000	18,900,472
Zee Entertainment Enterprises	3,530,000	4,004,462
		844,652,161
Indonesia — 0.89%
Astra International	180,000,000	70,789,553
		70,789,553
Malaysia — 0.03%
UEM Sunrise	17,000,000	2,447,671
		2,447,671

	Number of shares	Value (US $)
Common StocksΔ (continued)
Mexico — 3.31%
America Movil ADR	1,430,000	$ 33,004,400
Cemex ADR	5,100,000	55,029,000
Coca-Cola Femsa ADR	320,000	28,067,200
Fomento Economico Mexicano ADR	680,000	65,239,200
Grupo Financiero Banorte Class O	4,000,000	38,502,814
Grupo Televisa ADR	6,017,000	16,306,070
Ollamani SAB †	1,504,250	5,005,673
Wal-Mart de Mexico	6,800,000	22,780,613
		263,934,970
Netherlands — 0.02%
VEON ADR †	29,290	1,563,793
		1,563,793
Peru — 1.22%
Cia de Minas Buenaventura ADR	2,800,000	69,384,000
Credicorp	110,000	28,293,100
		97,677,100
Russia — 0.00%
EL5-ENERO PJSC =, †	1,058,050	0
Gazprom PJSC =, †	29,200,000	0
LUKOIL PJSC =, †	492,501	0
Rosneft Oil PJSC =, †	14,555,684	0
Sberbank of Russia PJSC =, †	15,200,000	0
Surgutneftegas PJSC ADR =, †	2,014,441	0
T Plus PJSC =, †	36,096	0
VK IPJSC GDR =, †	551,200	0
		0
Singapore — 0.26%
Grab Holdings Class A †	3,800,000	20,710,000
		20,710,000
South Africa — 0.34%
Naspers Class N	431,990	27,014,696
		27,014,696
South Korea — 43.11%
Kakao	200,000	7,982,865
Kakaopay †	100,000	3,372,658
KB Financial Group ADR	245,928	20,926,013
LG Chem	209,845	53,365,539
Lotte	300,000	5,599,565

Schedule of investments
Nomura Emerging Markets Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
South Korea (continued)
Lotte Chilsung Beverage	44,000	$ 3,581,274
Lotte Wellfood	60,000	4,932,513
Samsung C&T	2,017,831	308,715,177
Samsung Electronics	5,200,000	355,353,075
Samsung Life Insurance	440,000	45,745,759
Shinhan Financial Group	500,000	26,518,886
SK hynix	3,100,000	1,117,193,078
SK Square †	7,031,497	1,424,802,710
SK Telecom ADR	2,991,174	60,391,803
		3,438,480,915
Taiwan — 17.89%
FIT Hon Teng 144A #, †	38,000,000	24,843,141
Hon Hai Precision Industry	5,000,000	35,924,805
MediaTek	3,900,000	173,347,140
Taiwan Semiconductor Manufacturing	26,000,000	1,192,926,557
		1,427,041,643
Türkiye — 0.96%
Akbank	25,000,000	38,087,115
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	144,600	339,810
Turk Telekomunikasyon †	951,192	1,247,703
Turkcell Iletisim Hizmetleri	2,427,827	5,343,919
Turkcell Iletisim Hizmetleri ADR	4,449,485	24,872,621
Turkiye Sise ve Cam Fabrikalari	7,651,443	6,718,670
		76,609,838
United States — 1.28%
JBS Class A †	500,000	7,345,000
Micron Technology	400,000	94,592,000
		101,937,000
Total Common Stocks (cost $4,398,589,611)		7,944,601,311

Preferred Stocks — 0.92%Δ
Brazil — 0.07%
Braskem Class A †, ω	1,470,000	2,079,208
Usinas Siderurgicas de Minas Gerais Class A †, ω	3,235,733	3,291,593
		5,370,801

	Number of shares	Value (US $)

Preferred StocksΔ (continued)
Russia — 0.00%
Transneft PJSC =, †, ω	1,200,000	$ 0
		0
South Korea — 0.85%
LG Chem 0.54% ω	58,307	7,568,630
Samsung Electronics 1.83% ω	1,183,100	60,335,566
		67,904,196
Total Preferred Stocks (cost $57,444,276)		73,274,997

Exchange-Traded Fund — 0.12%
iShares MSCI Turkey ETF <<	290,275	9,724,212
Total Exchange-Traded Fund (cost $13,207,352)		9,724,212

Participation Notes — 0.00%
Lehman Indian Oil CW 12 LEPO =, †	172,132	0
Lehman Oil & Natural Gas CW 12 LEPO =, †	254,590	0
Total Participation Notes (cost $8,559,057)		0

Short-Term Investments — 0.02%
Money Market Mutual Funds — 0.02%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.88%)	448,306	448,306
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.86%)	448,306	448,306
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.91%)	448,306	448,306

Schedule of investments
Nomura Emerging Markets Fund
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.90%)	448,305	$ 448,305
Total Short-Term Investments (cost $1,793,223)		1,793,223
Total Value of Securities—100.67% (cost $4,479,593,519)		8,029,393,743
Liabilities Net of Receivables and Other Assets — (0.67%)		(53,385,329)
Net Assets Applicable to 231,709,605 Shares Outstanding — 100.00%	$7,976,008,414
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2025, the aggregate value of Rule 144A securities was $200,293,891, which represents 2.51% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
†	Non-income producing security.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
IPJSC – International Public Joint Stock Company
LEPO – Low Exercise Price Option
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Nomura Emerging Markets Fund	November 30, 2025
Assets:
Investments, at value*	$7,985,442,651
Investments of affiliated issuers, at value**	43,951,092
Foreign currencies, at valueΔ	4,458,171
Receivable for fund shares sold	11,111,716
Dividends receivable	9,598,269
Prepaid expenses	178,538
Receivable for securities sold	5,268
Foreign tax reclaims receivable	3,042
Other assets	44,061
Total Assets	8,054,792,808
Liabilities:
Accrued capital gains taxes on appreciated securities	54,891,950
Payable for fund shares redeemed	14,622,211
Investment management fees payable to affiliates	6,585,477
Other accrued expenses	2,559,247
Distribution fees payable to affiliates	125,509
Total Liabilities	78,784,394
Total Net Assets	$7,976,008,414

Net Assets Consist of:
Paid-in capital	$4,293,721,939
Total distributable earnings (loss)	3,682,286,475
Total Net Assets	$7,976,008,414

Statement of assets and liabilities
Nomura Emerging Markets Fund

Net Asset Value

Class A:
Net assets	$400,685,771
Shares of beneficial interest outstanding, unlimited authorization, no par	11,741,432
Net asset value per share	$34.13
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$36.21

Class C:
Net assets	$37,566,978
Shares of beneficial interest outstanding, unlimited authorization, no par	1,205,256
Net asset value per share	$31.17

Class R:
Net assets	$27,381,741
Shares of beneficial interest outstanding, unlimited authorization, no par	796,732
Net asset value per share	$34.37

Institutional Class:
Net assets	$4,110,619,758
Shares of beneficial interest outstanding, unlimited authorization, no par	119,349,905
Net asset value per share	$34.44

Class R6:
Net assets	$3,399,754,166
Shares of beneficial interest outstanding, unlimited authorization, no par	98,616,280
Net asset value per share	$34.47
*Investments, at cost	$4,384,814,323
**Investments of affiliated issuers, at cost	94,779,196
ΔForeign currencies, at cost	4,433,570
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Nomura Emerging Markets Fund	Year ended November 30, 2025
Investment Income:
Dividends	$126,199,104
Dividends from affiliated investments	177,712
Foreign tax withheld	(16,681,714)
109,695,102

Expenses:
Management fees	69,854,706
Distribution expenses — Class A	742,582
Distribution expenses — Class C	323,869
Distribution expenses — Class R	106,497
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	4,617,883
Custodian fees	1,523,944
Accounting and administration expenses	839,258
Reports and statements to shareholders expenses	579,773
Legal fees	388,070
Trustees’ fees	293,638
Registration fees	212,773
Audit and tax fees	92,596
Other	171,201
79,746,790
Less expenses waived	(9,410,998)
Less expenses paid indirectly	(3,543)
Total operating expenses	70,332,249
Net Investment Income (Loss)	39,362,853

Statement of operations
Nomura Emerging Markets Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$357,830,845
Foreign currencies	(2,165,513)
Net increase from payment by affiliates[2]	83,007
Net realized gain (loss)	355,748,339

Net change in unrealized appreciation (depreciation) on:
Investments[3]	2,991,372,293
Affiliated investments	1,454,314
Foreign currencies	169,371
Net change in unrealized appreciation (depreciation)	2,992,995,978
Net Realized and Unrealized Gain (Loss)	3,348,744,317
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,388,107,170
[1]	Includes $(1,341,476) capital gains taxes paid.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Includes net change of $7,483,516 on capital gains taxes accrued.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Emerging Markets Fund
	Year ended
	11/30/25	11/30/24
Increase in Net Assets from Operations:
Net investment income (loss)	$39,362,853	$54,090,124
Net realized gain (loss)	355,665,332[1]	88,256,294
Net increase from payment by affiliates	83,007[2]	—
Net change in unrealized appreciation (depreciation)	2,992,995,978	449,537,000
Net increase (decrease) in net assets resulting from operations	3,388,107,170	591,883,418

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,271,460)	(6,747,759)
Class C	(356,832)	(860,883)
Class R	(283,499)	(477,200)
Institutional Class	(52,564,902)	(74,554,394)
Class R6	(44,955,576)	(62,666,049)
	(102,432,269)	(145,306,285)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	77,034,702	53,937,003
Class C	2,523,282	2,520,835
Class R	4,370,938	4,322,273
Institutional Class	730,917,658	739,085,245
Class R6	564,202,081	470,263,974

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,035,733	6,374,039
Class C	354,332	849,946
Class R	283,101	476,067
Institutional Class	45,190,743	65,099,319
Class R6	37,289,653	51,519,609
	1,466,202,223	1,394,448,310

Statements of changes in net assets
Nomura Emerging Markets Fund
	Year ended
	11/30/25	11/30/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(89,248,165)	$(74,892,879)
Class C	(15,474,447)	(15,753,171)
Class R	(7,957,212)	(6,868,284)
Institutional Class	(1,038,752,571)	(851,680,958)
Class R6	(865,035,807)	(469,803,340)
	(2,016,468,202)	(1,418,998,632)
Decrease in net assets derived from capital share transactions	(550,265,979)	(24,550,322)
Net Increase in Net Assets	2,735,408,922	422,026,811

Net Assets:
Beginning of year	5,240,599,492	4,818,572,681
End of year	$7,976,008,414	$5,240,599,492
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Nomura Emerging Markets Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$20.79	$19.07	$17.78	$24.14	$23.67

0.09	0.16	0.40	0.50	0.54
13.60	2.09	1.16	(6.09)	0.07
—[2]	—	—	—	—
13.69	2.25	1.56	(5.59)	0.61

(0.35)	(0.53)	(0.27)	(0.77)	—
—	—	—	—	(0.14)
(0.35)	(0.53)	(0.27)	(0.77)	(0.14)

$34.13	$20.79	$19.07	$17.78	$24.14

66.91%[2]	12.12%	8.97%	(23.97%)	2.57%

$400,686	$251,281	$242,762	$245,037	$361,528
1.42%	1.43%	1.46%	1.51%	1.57%
1.57%	1.59%	1.59%	1.66%	1.59%
0.36%	0.75%	2.22%	2.54%	2.08%
0.21%	0.59%	2.09%	2.39%	2.06%
5%	14%	2%	11%	4%

Financial highlights
Nomura Emerging Markets Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of operations due to class specific expenses.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$19.02	$17.44	$16.24	$22.09	$21.83

(0.07)[2]	0.01	0.24	0.33	0.32
12.42	1.93	1.07	(5.60)	0.08
—[3]	—	—	—	—
12.35	1.94	1.31	(5.27)	0.40

(0.20)	(0.36)	(0.11)	(0.58)	—
—	—	—	—	(0.14)
(0.20)	(0.36)	(0.11)	(0.58)	(0.14)

$31.17	$19.02	$17.44	$16.24	$22.09

65.59%[3]	11.34%	8.13%	(24.56%)	1.82%

$37,567	$34,087	$42,531	$56,938	$105,474
2.17%	2.18%	2.21%	2.26%	2.32%
2.32%	2.34%	2.34%	2.41%	2.34%
(0.33%)	0.03%	1.47%	1.79%	1.33%
(0.48%)	(0.13%)	1.34%	1.64%	1.31%
5%	14%	2%	11%	4%

Financial highlights
Nomura Emerging Markets Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$20.94	$19.17	$17.87	$24.24	$23.82

0.03	0.11	0.36	0.46	0.48
13.70	2.13	1.16	(6.14)	0.08
—[2]	—	—	—	—
13.73	2.24	1.52	(5.68)	0.56

(0.30)	(0.47)	(0.22)	(0.69)	—
—	—	—	—	(0.14)
(0.30)	(0.47)	(0.22)	(0.69)	(0.14)

$34.37	$20.94	$19.17	$17.87	$24.24

66.43%[2]	11.92%	8.64%	(24.15%)	2.34%

$27,381	$19,607	$19,767	$21,502	$34,148
1.67%	1.68%	1.71%	1.76%	1.82%
1.82%	1.84%	1.84%	1.91%	1.84%
0.12%	0.51%	1.97%	2.29%	1.83%
(0.03%)	0.35%	1.84%	2.14%	1.81%
5%	14%	2%	11%	4%

Financial highlights
Nomura Emerging Markets Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$20.98	$19.23	$17.94	$24.35	$23.85

0.15	0.21	0.45	0.55	0.61
13.72	2.11	1.16	(6.13)	0.07
—[2]	—	—	—	—
13.87	2.32	1.61	(5.58)	0.68

(0.41)	(0.57)	(0.32)	(0.83)	(0.04)
—	—	—	—	(0.14)
(0.41)	(0.57)	(0.32)	(0.83)	(0.18)

$34.44	$20.98	$19.23	$17.94	$24.35

67.29%[2]	12.42%	9.22%	(23.76%)	2.84%

$4,110,620	$2,708,135	$2,525,330	$2,558,425	$3,728,519
1.17%	1.18%	1.21%	1.26%	1.32%
1.32%	1.34%	1.34%	1.41%	1.34%
0.61%	0.99%	2.47%	2.79%	2.33%
0.46%	0.83%	2.34%	2.64%	2.31%
5%	14%	2%	11%	4%

Financial highlights
Nomura Emerging Markets Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$21.00	$19.25	$17.97	$24.38	$23.88

0.18	0.23	0.47	0.57	0.64
13.71	2.12	1.15	(6.13)	0.07
—[2]	—	—	—	—
13.89	2.35	1.62	(5.56)	0.71

(0.42)	(0.60)	(0.34)	(0.85)	(0.07)
—	—	—	—	(0.14)
(0.42)	(0.60)	(0.34)	(0.85)	(0.21)

$34.47	$21.00	$19.25	$17.97	$24.38

67.42%[2]	12.58%	9.28%	(23.67%)	2.94%

$3,399,754	$2,227,489	$1,988,183	$1,867,261	$2,190,839
1.06%	1.07%	1.13%	1.16%	1.21%
1.21%	1.24%	1.22%	1.30%	1.23%
0.72%	1.10%	2.55%	2.89%	2.44%
0.57%	0.93%	2.44%	2.75%	2.42%
5%	14%	2%	11%	4%

Notes to financial statements
Nomura Emerging Markets Fund	November 30, 2025
Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers one series: Nomura Emerging Markets Fund (formerly, Macquarie Emerging Markets Fund through November 30, 2025) (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Fund's valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the

Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended November 30, 2025, and for all open tax years (years ended November 30, 2022–
November 30, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the year ended November 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds —  The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and

Notes to financial statements
Nomura Emerging Markets Fund
1. Significant Accounting Policies (continued)
liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund’s Chief Executive Officer and Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2025, the Fund earned $1,304 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2025, the Fund earned $2,239 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 1.25% on the first $500 million of average daily net assets of the Fund, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, 1.10% on the next $5.5 billion, and 1.075% on average daily net assets in excess of $8 billion. Prior to December 1, 2025, NIMBT was named Macquarie Investment Management Business Trust (MIMBT).

Notes to financial statements
Nomura Emerging Markets Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 1.17% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets and 1.06% of the Fund’s Class R6 shares’ average daily net assets from April 1, 2025 through March 31, 2026. From December 1, 2024 through March 31, 2025, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual fund operating expenses from exceeding 1.17% of the Fund's Class A, Class C, Class R, and Institutional Class shares' average daily net assets and 1.05% of the Fund's Class R6 shares' average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from December 1, 2024 (except as noted) through March 31, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
1.42%	2.17%	1.67%	1.17%	1.06%*
*	Effective April 1, 2025. Prior to April 1, 2025, the amount for Class R6 shares was 1.05%.
Prior to December 1, 2025, DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which was an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations”

under “Accounting and administration expenses.” For the year ended November 30, 2025, the Fund paid for $284,602 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended November 30, 2025, the Fund paid $422,071 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended November 30, 2025, the Fund paid $110,539 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended November 30, 2025, DDLP earned $20,295 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2025, DDLP received gross CDSC commissions of $148 and $3,440 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs,

Notes to financial statements
Nomura Emerging Markets Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the year ended November 30, 2025, DMC reimbursed the Fund $83,007 for tax paid on foreign security. This amount is included in “Net increase from payment by affiliates” in the “Statement of operations.” Payment by affiliates had no impact on total return.
As of December 1, 2025 (Closing Date), Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and the Fund's name change to Nomura Emerging Markets Fund went effective.
An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the transactions in affiliated companies during the year ended November 30, 2025 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments
Common Stocks—0.43%
Sohu.com ADR	$28,877,542	$—	$—	$—	$5,349,338
Exchange-Traded Fund—0.12%
iShares MSCI Turkey ETF	10,589,232	—	—	—	(865,020)
Warrants—0.00%
IRSA Inversiones y Representaciones	3,030,004	—	—	—	(3,030,004)
Total	$42,496,778	$—	$—	$—	$1,454,314
	Value, end of period	Shares	Dividends
Common Stocks—0.43%
Sohu.com ADR	$34,226,880	2,219,642	$—
Exchange-Traded Fund—0.12%
iShares MSCI Turkey ETF	9,724,212	290,275	177,712

	Value, end of period	Shares	Dividends
Warrants—0.00%
IRSA Inversiones y Representaciones	$—	—	$—
Total	$43,951,092		$177,712
3. Investments
For the year ended November 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$282,419,471
Sales	837,115,125
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At November 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$5,668,953,347
Aggregate unrealized appreciation of investments	$3,544,515,965
Aggregate unrealized depreciation of investments	(1,184,075,569)
Net unrealized appreciation of investments	$2,360,440,396
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities,

Notes to financial statements
Nomura Emerging Markets Fund
3. Investments (continued)
prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2025:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Argentina	$46,676,251	$2,743,308	$—	$49,419,559
Australia	2,246,752	—	—	2,246,752
Bahrain	—	3,141,887	—	3,141,887
Brazil	406,275,179	—	—	406,275,179
Chile	39,582,465	—	—	39,582,465
China	1,071,076,129	—	—	1,071,076,129
India	844,652,161	—	—	844,652,161
Indonesia	70,789,553	—	—	70,789,553
Malaysia	2,447,671	—	—	2,447,671
Mexico	263,934,970	—	—	263,934,970
Netherlands	1,563,793	—	—	1,563,793
Peru	97,677,100	—	—	97,677,100
Russia	—	—	—[1,2]	—
Singapore	20,710,000	—	—	20,710,000
South Africa	27,014,696	—	—	27,014,696
South Korea	3,438,480,915	—	—	3,438,480,915
Taiwan	1,427,041,643	—	—	1,427,041,643
Türkiye	76,609,838	—	—	76,609,838
United States	101,937,000	—	—	101,937,000

	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$9,724,212	$—	$—	$9,724,212
Participation Notes	—	—	—[2]	—
Preferred Stocks	73,274,997	—	—[1,2]	73,274,997
Short-Term Investments	1,793,223	—	—	1,793,223
Total Value of Securities	$8,023,508,548	$5,885,195	$—	$8,029,393,743

[1]The value represents valuations of Russian securities for which management has determined include significant unobservable inputs as of November 30, 2025.
[2]The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.
During the year ended November 30, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
As a result of utilizing international fair value pricing at November 30, 2025, a portion of the common stock in the portfolio was categorized as Level 2.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2025 and 2024 were as follows:
	Year ended
	11/30/25	11/30/24
Ordinary income	$102,432,269	$145,306,285

Notes to financial statements
Nomura Emerging Markets Fund
5. Components of Net Assets on a Tax Basis
As of November 30, 2025, the components of net assets on a tax basis were as follows:
Paid-in capital	$4,293,721,939
Undistributed ordinary income	1,155,051,875
Undistributed long-term capital gains	221,660,696
Unrealized appreciation (depreciation) of investments	2,305,573,904
Net assets	$7,976,008,414
Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currency and unrealized capital gain taxes.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of passive foreign investment companies (PFICs), and securities no longer considered PFICs.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2025, there were no permanent differences that resulted in adjustments to distributable earnings or additional paid-in-capital.
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	11/30/25	11/30/24
Shares sold:
Class A	3,060,174	2,563,761
Class C	100,954	131,875
Class R	177,808	203,379
Institutional Class	28,648,442	34,722,993
Class R6	22,574,462	22,155,454

Shares issued upon reinvestment of dividends and distributions:
Class A	191,448	339,406
Class C	18,274	49,130
Class R	13,304	25,109
Institutional Class	2,129,630	3,442,587
Class R6	1,757,288	2,725,905
	58,671,784	66,359,599

	Year ended
	11/30/25	11/30/24

Shares redeemed:
Class A	(3,595,851)	(3,548,971)
Class C	(706,590)	(826,904)
Class R	(330,930)	(322,811)
Institutional Class	(40,506,772)	(40,418,303)
Class R6	(31,809,244)	(22,060,232)
	(76,949,387)	(67,177,221)
Net decrease	(18,277,603)	(817,622)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the years ended November 30, 2025 and 2024, the Fund had the following exchange transactions:
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Year ended
11/30/25	6,015	7,799	13,349	2,415	10,978	12,360	5,562	$691,205
11/30/24	36,437	8,607	974,949	—	18,954	41,531	958,182	19,946,103
7. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of November 30, 2025, or at any time during the year then ended.
8. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required

Notes to financial statements
Nomura Emerging Markets Fund
8. Securities Lending (continued)
percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended November 30, 2025, the Fund had no securities out on loan.
9. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
Investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. Securities of issuers in emerging markets may be subject to greater risks than securities of issuers in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or armed conflict in a geographic region has the potential to adversely impact the Fund's investments. Such conflicts and other corresponding events could result in increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors or in markets for certain securities and commodities. Such conflicts also may result in a negative impact on the Fund's investments, even beyond any direct investment exposure a Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
The Fund invests a significant portion of its assets in the greater China region, which consists of Hong Kong, the People’s Republic of China, and Taiwan, among other countries. As a result, the Fund’s investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In

Notes to financial statements
Nomura Emerging Markets Fund
9. Credit and Market Risks (continued)
addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund may invest in securities of issuers in a particular industry or sector (such as information technology) whose value may decline because of changing expectations for the performance of that industry or sector.
The Fund may invest a portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
Performance for the current period reflects notable contributions from a select number of portfolio holdings that may operate in similar or related end markets where favorable industry dynamics have recently contributed to outperformance. Investors should note that these market conditions may not persist. Accordingly, past performance is not indicative of future results.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to November 30, 2025, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent registered public accounting firm
To the Shareholders of Nomura Emerging Markets Fund and Board of Trustees of Delaware Group Global & International Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura Emerging Markets Fund (formerly Macquarie Emerging Markets Fund, the “Fund”), a series of Delaware Group Global & International Funds, as of November 30, 2025, the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial statements and financial highlights for the years ended November 30, 2024, and prior, were audited by other auditors whose report dated January 28, 2025, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Delaware Management Company since 2025.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
January 26, 2026

Other Fund information (Unaudited)
Nomura Emerging Markets Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended November 30, 2025, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)*	100.00%

(A) is based on a percentage of the Fund’s total distributions.
*For the fiscal year ended November 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified dividend income is 87.73%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV, as applicable.
The Fund intends to pass through foreign tax credits in the maximum amount of $9,868,964. The gross foreign source income earned during the fiscal year ended November 30, 2025 by the Fund was $125,354,112.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on September 9, 2025, the Board of Trustees (Board), upon recommendation of the Audit Committee, dismissed PricewaterhouseCoopers LLP (PwC) and approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Emerging Markets Fund (formerly, Macquarie Emerging Markets Fund) (the "Fund") for the fiscal year ending November 30, 2025.
PwC’s reports on the financial statements for the fiscal years ended November 30, 2023 and November 30, 2024 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.
In addition, during the fiscal years ended November 30, 2023 and November 30, 2024 and during the subsequent interim period through September 9, 2025, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused

Other Fund information (Unaudited)
Nomura Emerging Markets Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (continued)
Change in Independent Registered Public Accounting Firm (continued)
them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended November 30, 2023 and November 30, 2024 and during the subsequent interim period through September 9, 2025, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304.
The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of PwC’s letter, dated February 6, 2026, is attached as Exhibit 99 to this N-CSR.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on September 10, 2025, Nomura Emerging Markets Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
136,431,015	449,461	456,241

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025
Nomura Holding America Inc. completed its acquisition of the equity interests of Macquarie Group Limited’s U.S. and European public investments business effective December 1, 2025 (the “Closing Date”), which included Delaware Management Company (“DMC”), the Fund complex’s investment adviser. Prior to the Closing Date, the Funds’ Board of Trustees (the “Board”) and the Funds’ shareholders approved a new investment advisory agreement with DMC. This new agreement supersedes the Funds’ prior investment advisory agreement with

DMC that automatically terminated on the Closing Date. In addition, the Board of Trustees also approved new sub-advisory agreements for certain Funds. The reapproval described below relates to the continuation of DMC’s prior investment advisory agreement and of the Funds’ prior sub-advisor agreements, as applicable, from September 2025 until the Closing Date. Information about the Board of Trustees’ consideration of the new investment advisory agreement with DMC is available in the Funds’ proxy statement dated July 9, 2025.
At a meeting held on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie Emerging Markets Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreement with Macquarie Investment Management Global Limited (“MIMGL” or the “Affiliated Sub-Adviser”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreement, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreement, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

Other Fund information (Unaudited)
Nomura Emerging Markets Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreement for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio manager. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.
The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd., the parent company of DMC, regarding its U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (“Nomura”) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of the new advisory agreements for the Fund complex with DMC that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM

Business, including the resources available to DMC when it becomes part of Nomura’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Adviser under the Sub-Advisory Agreement and the credentials and experience of the officers and employees of the Affiliated Sub-Adviser who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Adviser and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Adviser with respect to certain asset classes and/or investment styles. The Board noted the changes that would occur with respect to the Affiliated Sub-Adviser following the closing of the Transaction, including whether and how such sub-adviser would continue to provide investment services to the Fund. The Board took into account that the Sub-Advisory Agreement may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Adviser in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Fund by DMC and the Affiliated Sub-Adviser.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with the portfolio manager at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting, and reports provided by JDL throughout the year. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2024.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the second, third, second, and first quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index (net of dividends) for the 1- and 3-year periods and

Other Fund information (Unaudited)
Nomura Emerging Markets Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
outperformed its benchmark index (net of dividends) for the 5- and 10-year periods. The Board noted the explanations from DMC and the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods.
Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers. In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Universe were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Adviser and, accordingly, that the retention of the Affiliated Sub-Adviser does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2025, the Fund’s net assets exceeded its third breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund are not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Adviser. Given the affiliation between DMC and the Affiliated Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Other Fund information (Unaudited)
Nomura Emerging Markets Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the representations of DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates, including the Affiliated Sub-Adviser, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Adviser’s Sub-Advisory Agreement for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.
(5084301)
AR-034-0126
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Change in Independent Registered Public Accounting Firm

At a meeting held on September 9, 2025, the Board of Trustees (Board), upon recommendation of the Audit Committee, dismissed PricewaterhouseCoopers LLP (PwC) and approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Emerging Markets Fund (formerly, Macquarie Emerging Markets Fund) (the “Fund”) for the fiscal year ending November 30, 2025. PwC’s reports on the financial statements for the fiscal years ended November 30, 2023 and November 30, 2024 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, during the fiscal years ended November 30, 2023 and November 30, 2024 and during the subsequent interim period through September 9, 2025, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended November 30, 2023 and November 30, 2024 and during the subsequent interim period through September 9, 2025, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304. The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of PwC’s letter, dated February 6, 2026, is attached as Exhibit 99 to this N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was a change in the Registrant’s independent public accountant during the period covered by the report. Attached hereto as Exhibit 99.IND PUB ACCT.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Global & International Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	February 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	February 6, 2026

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	February 6, 2026